OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets
	As of December 31,
	2016	2017

Rental and other deposits	77,985	193,626
Others	20,740	18,159

	98,725	211,785